Shareholder Report, Line Graph (Details) 196089_Leuthold Select Industries ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Leuthold Select Industries ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Leuthold Select Industries ETF NAV
Accumulated Value	$ 27,249	$ 20,853	$ 17,061	$ 20,361	$ 15,179	$ 13,640	$ 13,666	$ 12,550	$ 10,209	$ 10,000	$ 31,616
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	35,315	25,900	21,296	25,194	19,380	16,830	16,143	13,691	11,543	10,000	$ 41,530
S&P MidCap 400 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P MidCap 400 Total Return Index
Accumulated Value	$ 26,336	$ 20,771	$ 17,982	$ 21,217	$ 14,767	$ 15,093	$ 15,478	$ 13,553	$ 11,533	$ 10,000	$ 27,949